Paras Madhu
Director
Securities Operations

NYSE Group

07085528

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhu@nyse.com

CERTNUS

1-33878

RECD S.E.C.
DEC 1 2 2007
1086

December 12, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
DEC 1 4 2007
THOMSON
FINANCIAL

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Gushan Environmental Energy Limited, American Depositary Shares, (Each representing one ordinary share, nominal value HK$0.00001 per share) and Ordinary shares, nominal value HK$0.00001 per share (application for the Ordinary Shares, nominal value HK$0.00001 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 6, 2007. Tentative listing date – December 18, 2007.

Sincerely,

Paras Madhu

END